  Defiance Daily Target 2X Long VELO ETF

   Schedule of Investments

  June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 20.5%
Money Market Funds - 12.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	271,076	$271,076

U.S. Treasury Bills - 8.2%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$180,000	179,604

TOTAL SHORT-TERM INVESTMENTS (Cost $450,686)		450,680

TOTAL INVESTMENTS - 20.5% (Cost $450,686)		$450,680
Other Assets in Excess of Liabilities - 79.5%		1,745,296
TOTAL NET ASSETS - 100.0%		$2,195,976

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $179,604.

  Defiance Daily Target 2X Long VELO ETF

   Schedule of Total Return Swaps Contracts

  June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - (10.3)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Velo3D, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 47.50%	Termination(a)	03/31/2033	$561,600	$(87,710)
Velo3D, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 45.00%	Termination(b)	01/31/2033	544,050	(67,934)
Velo3D, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(c)	12/29/2027	1,147,858	(17,508)
Velo3D, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(d)	06/03/2033	1,044,225	(34,199)
Velo3D, Inc.	Clear Street LLC	Receive	OBFR + 18.00%	Termination(e)	07/25/2028	1,092,768	(19,211)
							(226,562)

Net Unrealized Appreciation (Depreciation)							$(226,562)

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.